SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Receivables [Abstract]
Beginning balance	$ 348,678	$ 160,026
(Reversal) allowance for	(258,432)	275,923
Write off		(85,823)
Foreign currency translation adjustments	3,204	(1,448)
Ending balance	$ 93,450	$ 348,678